Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 7,563	$ 6,180
Restricted cash, current portion	376	944
Inventories	1,911	1,567
Trade accounts receivable, net	10,469	1,716
Vessels held-for-sale		8,509
Prepayments and other current assets	204	186
Insurance claim receivable	608
Total current assets	21,131	19,102
FIXED ASSETS, NET:
Vessels, net	114,185	119,724
Total fixed assets, net	114,185	119,724
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	2,250	2,750
Financial derivative instrument	619	74
Deferred dry dock and special survey costs, net	794	912
Total other non-current assets	3,663	3,736
Total assets	138,979	142,562
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	5,829	11,695
Trade accounts payable	2,604	3,084
Due to related parties	1,028	6,962
Hire collected in advance	2,133
Accrued and other liabilities	967	1,089
Total current liabilities	12,561	22,830
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	59,047	64,880
Promissory note	6,000	6,000
Total non-current liabilities	65,047	70,880
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; of which 1,000,000 authorized Series A Convertible Preferred Shares; 449,673 Series A Convertible Preferred Shares issued and outstanding as at December 31, 2021 and 449,473 at December 31, 2022)
Common stock ($0.001 par value; 450,000,000 shares authorized; 10,613,964 shares issued and outstanding as at December 31, 2021 and 10,614,319 at December 31, 2022, respectively)	11	11
Additional paid-in capital	111,869	111,871
Accumulated deficit	(50,509)	(63,030)
Total stockholders’ equity	61,371	48,852
Total liabilities and stockholders’ equity	$ 138,979	$ 142,562